Deposits	12 Months Ended
Mar. 31, 2025
Deposits
1
6
. Deposits
Deposits include demand deposits, which are
non-interest-bearing,
and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2024 and March 31, 2025 are as follows:

	As of March 31,
	2024		2025		2025
	(In millions)
Interest-bearing:
Savings deposits	Rs.	5,987,449.1	Rs.	6,304,659.5	US$	73,799.1
Time deposits		14,700,957.1		17,689,697.7		207,066.6

Total interest-bearing deposits		20,688,406.2		23,994,357.2		280,865.7
Non-interest-bearing deposits		3,079,829.4		3,116,596.7		36,481.3

Total	Rs.	23,768,235.6	Rs.	27,110,953.9	US$	317,347.0

As of March 31, 2024 and March 31, 2025, time deposits of Rs. 10,598,905.6 million and Rs. 12,328,690.0 million, respectively, had a residual maturity of one year or less. The remaining deposits mature between one
and ten years.
As of March 31, 2024 and March 31, 2025, time deposits in excess of Rs.0.5 million aggregated Rs. 12,777,915.1 million and Rs. 15,657,927.8 million, respectively.
As of March 31, 2025, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2025
	(In millions)
Due to mature in the fiscal year ending March 31:
2026	Rs.	12,328,690.0	US$	144,313.4
2027		3,205,064.6		37,516.9
2028		1,073,058.3		12,560.7
2029		466,507.6		5,460.7
2030		414,373.9		4,850.4
Thereafter		202,003.3		2,364.5

Total	Rs.	17,689,697.7	US$	207,066.6